Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.23463%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$616,780.53

Principal:
Principal Collections	$14,485,132.10
Prepayments in Full	$6,421,452.95
Liquidation Proceeds	$224,406.31
Recoveries	$88,146.88
Sub Total	$21,219,138.24
Collections	$21,835,918.77

Purchase Amounts:
Purchase Amounts Related to Principal	$136,583.16
Purchase Amounts Related to Interest	$441.02
Sub Total	$137,024.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,972,942.95

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,972,942.95
Servicing Fee	$224,287.91	$224,287.91	$0.00	$0.00	$21,748,655.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,748,655.04
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,748,655.04
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,748,655.04
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$21,748,655.04
Interest - Class A-4 Notes	$221,537.45	$221,537.45	$0.00	$0.00	$21,527,117.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,527,117.59
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$21,418,684.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,418,684.67
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$21,341,788.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,341,788.84
Regular Principal Payment	$19,984,642.03	$19,984,642.03	$0.00	$0.00	$1,357,146.81
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,357,146.81
Residual Released to Depositor	$0.00	$1,357,146.81	$0.00	$0.00	$0.00
Total		$21,972,942.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,984,642.03
Total					$19,984,642.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$19,984,642.03	$112.67	$221,537.45	$1.25	$20,206,179.48	$113.92
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$19,984,642.03	$10.83	$406,866.20	$0.22	$20,391,508.23	$11.05

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$123,076,363.36	0.6938570	$103,091,721.33	0.5811913
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$215,356,363.36	0.1166826	$195,371,721.33	0.1058547

Pool Information
Weighted Average APR	2.746%	2.750%
Weighted Average Remaining Term	23.09	22.36
Number of Receivables Outstanding	27,437	26,170
Pool Balance	$269,145,494.13	$247,703,969.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$252,269,648.64	$232,285,006.61
Pool Factor	0.1347517	0.1240167

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$15,418,962.86
Targeted Overcollateralization Amount	$52,332,248.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,332,248.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$173,950.14
(Recoveries)		124	$88,146.88
Net Loss for Current Collection Period			$85,803.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3826%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2538%
Second Prior Collection Period			0.1234%
Prior Collection Period			-0.1046%
Current Collection Period			0.3984%
Four Month Average (Current and Prior Three Collection Periods)			0.1677%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,935	$16,634,320.74
(Cumulative Recoveries)			$3,577,051.20
Cumulative Net Loss for All Collection Periods			$13,057,269.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6537%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,370.68
Average Net Loss for Receivables that have experienced a Realized Loss			$2,645.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	177	$2,470,740.21
61-90 Days Delinquent	0.14%	25	$356,789.95
91-120 Days Delinquent	0.04%	5	$87,910.64
Over 120 Days Delinquent	0.26%	41	$653,926.73
Total Delinquent Receivables	1.44%	248	$3,569,367.53

Repossession Inventory:
Repossessed in the Current Collection Period		8	$110,924.51
Total Repossessed Inventory		14	$178,357.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2840%
Prior Collection Period			0.2478%
Current Collection Period			0.2713%
Three Month Average			0.2677%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4435%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	42

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	42	$606,100.78
2 Months Extended	56	$860,021.00
3+ Months Extended	11	$185,695.27

Total Receivables Extended	109	$1,651,817.05

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer